INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 15,172	$ 15,428
Less: Accumulated amortization	(2,269)	(788)
Intangible assets, net	12,903	14,640
Amortization expense	1,531	785	$ 2
Trademark
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 15,100	14,983
Remaining useful life	8 years 6 months
Software
Finite-Lived Intangible Assets, Net
Intangible assets gross	$ 72	$ 445